Equity (Details) - Schedule of Issued Share Capital - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Issued Share Capital [Line Items]
Issued as of January 1		258,564	257,376
Repurchase of treasury shares (in Dollars)		$ (32,016)
Exercise of warrants during the period	[1]	3,559
Exercise of share options and RSUs during the period		5,490	1,188
Issued and paid-in share capital as of December 31		235,597	258,564

[1]	See note 23(L).